Share-based Compensation - Additional Information (Details) - Management Investment Plan - BK LC Manco GmbH & Co. KG	1 Months Ended
Mar. 31, 2023 shares Tranche € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	1,197,100
Number of tranches | Tranche	5
Percentage of shares granted to each tranche	20.00%
Granted shares vesting period	4 years
Percentage of shares granted vesting after each year of service	20.00%
Percentage of shares granted that vests with occurrence of an exit	20.00%
Minimum required period for exit event to occur after the grant	12 months
Weighted average fair value of the awards granted	€ 57.57
Ordinary redeemable share price	€ 72.23
First Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of grants included in grant date fair value, accounted after occurrence of exit event	20.00%